Risks and Uncertainties (Q1) (Details) - USD ($) $ in Thousands				9 Months Ended	12 Months Ended
	Oct. 24, 2019	Oct. 14, 2019	Oct. 10, 2019	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Jul. 31, 2018	Oct. 24, 2017
Debt instrument, face amount							$ 8,000
Proceeds from agreement						$ 8,000
Nasdaq Stock Market LLC [Member]
Minimum capital requirement, amount				$ 2,500
Loan Agreement [Member] | AFE [Member]
Debt instrument, face amount								$ 260
Debt rate, percentage								6.00%
Subsequent Event [Member] | T.R. Winston and Company, LLC [Member]
Proceeds from private placement			$ 140
Percentage of cash fee			7.00%
Subsequent Event [Member] | Merger Debentures [Member] | AFE [Member]
Proceeds from debt			$ 350
Debt rate, percentage			11.00%
Debt maturities repayment terms, description			The repayment date is the earlier of five days after completion of the Merger transaction or the later of March 31, 2020 or three months following the vote of the shareholders on the Merger.
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | Merger Debentures [Member]
Purchase of warrants			$ 2,000
Debt instrument, face amount			2,000
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | Merger Debentures One [Member]
Debt instrument, face amount		$ 1,000
Proceeds from agreement		1,000
Legal costs and escrow fees		$ 966
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | Merger Debentures Two [Member]
Debt instrument, face amount			500
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | Merger Debentures Three [Member]
Debt instrument, face amount			$ 500
Subsequent Event [Member] | Loan Agreement [Member] | AFE [Member]
Loans payable	$ 350								$ 350
Subsequent Event [Member] | Loan Agreement [Member] | Merger Debentures [Member] | AFE [Member]
Proceeds from debt	$ 2,000
Debt rate, percentage	11.00%								11.00%
Debt maturities repayment terms, description	Under the loan agreement, we loaned $350,000 to AFE, which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the merger transactions.